Share Capital - Disclosure of Detailed Information About Ordinary Shares Explanatory (Details) (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended	7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
Disclosure of classes of share capital [line items]
Balance, beginning	$ 68,727
Balance, ending	116,491		$ 68,727
Bendon Limited [Member]
Disclosure of classes of share capital [line items]
Balance, beginning	$ 68,727	$ 3,108	27,948	$ 3,108	$ 3,108
Issuance of new shares		24,840	22,990
Convertible note maturity			17,789
Balance, ending		$ 27,948	$ 68,727	$ 3,108	$ 3,108
Balance, beginning	306,028	250,000	274,839	250,000	250,000
Shares issued during the period		24,839	31,189
Balance, ending		274,839	306,028	250,000	250,000